Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Vessel operating expenses		$ 5,959	$ 5,212
General and administrative expenses (d)	[1]	$ 1,276	$ 1,296

[1]	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.